EQUITY METHOD INVESTMENT Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (5,836)	$ (11,921)
Disposition of equity method investment	5,899
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	705
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	(519)
Other comprehensive income (loss)	$ 186	$ (327)	$ (2,964)